UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 727,133	$ 878,838
Restricted cash and short-term deposits	58,712	21,693
Trade accounts receivable	34,832	41,545
Amounts due from related parties	61	475
Current assets held for sale	14,979	721
Other current assets	49,112	315,234
Total current assets	884,829	1,258,506
Non-current assets
Restricted cash	73,750	112,350
Equity method investments	45,340	104,108
Asset under development	1,342,600	1,152,032
Vessels and equipment, net	1,082,921	1,137,053
Non-current amounts due from related parties	7,202	3,472
Other non-current assets	597,203	512,039
Total assets	4,033,845	4,279,560
Current liabilities
Current portion of long-term debt and short-term debt	(327,169)	(344,778)
Trade accounts payable	(14,829)	(8,983)
Accrued expenses	(48,469)	(32,833)
Current liabilities held for sale	0	(373)
Other current liabilities	(64,444)	(27,445)
Total current liabilities	(454,911)	(414,412)
Non-current liabilities
Long-term debt	(850,443)	(844,546)
Other non-current liabilities	(65,662)	(120,428)
Total liabilities	(1,371,016)	(1,379,386)
EQUITY
Stockholders’ equity	(2,155,210)	(2,500,224)
Non-controlling interests	(507,619)	(399,950)
Total liabilities and equity	$ (4,033,845)	$ (4,279,560)